As filed with the Securities and Exchange Commission on May 19, 2011.

1933 Act Registration No. 33-87244
1940 Act Registration No. 811-8894
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 90	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 91	[X]
JNL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)
1 Corporate Way, Lansing, Michigan 48951
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (517) 381-5500
225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)
with a copy to:

Susan S. Rhee, Esq.	Jorden Burt LLP
JNL Series Trust	1025 Thomas Jefferson Street, N.W.
Vice President, Counsel & Secretary	Suite 400 East
1 Corporate Way	Washington, D.C. 20007
Lansing, Michigan 48951	Attn: Gary Cohen
(Name and Address of Agent for Service)
It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)

[ ]	on __________ pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Part C.
This Post-Effective Amendment No. 90 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 89 to the Trust’s Registration Statement.

SIGNATURES
Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Lansing and the State of Michigan on the 19th day of May, 2011.
JNL SERIES TRUST
/S/ SUSAN S. RHEE
Susan S. Rhee
Vice President, Counsel, and Secretary
Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/S/ MICHAEL BOUCHARD BY SUSAN S. RHEE*	May 19, 2011
Michael Bouchard
Trustee

/S/ WILLIAM CROWLEY BY SUSAN S. RHEE*	May 19, 2011
William Crowley
Trustee

/S/ DOMINIC D’ANNUNZIO BY SUSAN S. RHEE*	May 19, 2011
Dominic D’Annunzio
Trustee

/S/ MICHELLE ENGLER BY SUSAN S. RHEE*	May 19, 2011
Michelle Engler
Trustee

/S/ JAMES HENRY BY SUSAN S. RHEE*	May 19, 2011
James Henry
Trustee

/S/ DANIEL W. KOORS BY SUSAN S. RHEE*	May 19, 2011
Daniel W. Koors
Vice President, Chief Financial Officer, and Treasurer

/S/ RICHARD D. MCLELLAN BY SUSAN S. RHEE*	May 19, 2011
Richard D. McLellan
Trustee

/S/ MARK D. NERUD BY SUSAN S. RHEE*	May 19, 2011
Mark D. Nerud
President and Trustee

/S/ WILLIAM R. RYBAK BY SUSAN S. RHEE*	May 19, 2011
William R. Rybak
Trustee

/S/ PATRICIA A. WOODWORTH BY SUSAN S. RHEE*	May 19, 2011
Patricia A. Woodworth
Trustee
* By Susan S. Rhee, Attorney In Fact

EXHIBIT LIST

Exhibit	Exhibit
Number 28	Description

101.INS	XBRL Instance Document

101.SCH	XBRL Taxonomy Extension Schema Document

101.CAL	XBRL Taxonomy Extension Calculation Linkbase

101.LAB	XBRL Taxonomy Extenstion Labels Linkbase

101.PRE	XBRL Taxonomy Extension Presentation Linkbase

101.DEF	XBRL Taxonomy Extension Definition Linkbase